Intangible assets (Details) - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2015
Patents		$ 31,067	$ 26,450	$ 26,450
Less: Accumulated amortization		(1,550)	(1,044)	(1,044)
Subtotal		29,517	25,406	25,406
Trademarks		1,560	1,560	1,560
Intangible assets, net		31,077	$ 26,966	26,966
Amortization expense	$ 0	$ 506		$ 1,044
Patent [Member]
Intangible assets useful lives			15 years